Share-based Payments - Additional Information (Details)		1 Months Ended	12 Months Ended
	Apr. 28, 2023 shares Days $ / shares	Jun. 30, 2023	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares	Apr. 23, 2024 $ / shares	Sep. 30, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of method of settlement for share-based payment arrangement			The options are considered to be equity-settled share-based payment arrangements and have a maximum term of up to ten years from the date of grant. Until optionholders acquire the Ordinary Shares upon exercise of such options, they have no rights with respect to the Ordinary Shares.
Maximum term of equity-settled share-based payment arrangements			10 years
Description of vesting requirements for share-based payment arrangement			The options generally vest as follows:•Full vesting at grant date; or•Vesting in fractions over a two- or three-year vesting period, which is considered a service condition.
Par value per share | $ / shares					$ 0.0001
Number of informal share option vested in share-based payment arrangement			111,372
Number of share options outstanding in share-based payment arrangement			51,323
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 0.00045
Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares			$ 0.002
Management Earnout
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted				425,916
Management Earnout | Zapp | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	425,916
Number of trading days | Days	20
Number of consecutive trading day period | Days	30
First Earnout Condition | Zapp | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares	$ 240
Second Earnout Condition | Zapp | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares	280
Third Earnout Condition | Zapp | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares	$ 320
Sponsor Earnout
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted				37,735
Sponsor Earnout | CIIG | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days | Days	20
Number of consecutive trading day period | Days	30
Par value per share | $ / shares	$ 280
Number of shares unvested	37,735
SPAC Advisory Partners Compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted				34,186
Number of management earnout shares			341,861
Percentage of management earnout			10.00%
Percentage of charge recognised on management earnout			10.00%
SPAC Advisory Partners Compensation | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	8,650
Par value per share | $ / shares	$ 175
Number of additional ordinary shares percentage	10.00%
Marketing Services Agreement Compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest periodically over a period		6 months
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement			113,155	213,661		313,500
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 15.69
Number of share options exercisable in share-based payment arrangement			56,179
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 42.6
Number of share options exercisable in share-based payment arrangement			3,870
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period			2 years
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period			3 years